Other Intangible Assets (Schedule Of Amortizable Intangible Assets) (Details) (USD $)	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 3,660,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9,444	7,064	7,174	7,064
Finite-Lived Intangible Assets, Accumulated Amortization			(3,584)	(3,090)
Amortization	(3,783)	(3,211)
Finite-Lived Intangible Assets, Net	5,661	3,853	3,590	3,974
Useful life	9 years	11 years 5 months 27 days
Intangible assets activity cost basis	2,270
Intangible assets activity Accumulated Amortization	(199)	(121)
Intangible assets activity net	2,071	(121)
Other Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,773	383	383	383
Finite-Lived Intangible Assets, Accumulated Amortization			(361)	(258)
Amortization	(377)	(287)
Finite-Lived Intangible Assets, Net	1,396	96	22	125
Useful life	4 years 10 months 10 days	11 months 5 days
Intangible assets activity cost basis	1,390
Intangible assets activity Accumulated Amortization	(16)	(29)
Intangible assets activity net	1,374	(29)
Total Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	11,217	7,447	7,557	7,447
Finite-Lived Intangible Assets, Accumulated Amortization			(3,945)	(3,348)
Amortization	(4,160)	(3,498)
Finite-Lived Intangible Assets, Net	7,057	3,949	3,612	4,099
Useful life	8 years 2 months 12 days	11 years 2 months 23 days
Intangible assets activity cost basis	3,660
Intangible assets activity Accumulated Amortization	(215)	(150)
Intangible assets activity net	$ 3,445	$ (150)